Acquisition	12 Months Ended
Sep. 30, 2025
Acquisition [Abstract]
ACQUISITION

3. ACQUISITION

Acquisition of Changzhou Sixun

On January 25, 2023, the Group completed the acquisition of Changzhou Sixun through an equity transfer agreement with certain “non-U.S. persons” (“the Sellers”) as defined in Regulation S of the Securities Act of 1933, as amended, for the transfer of 100% of the equity interests in and all assets in Changzhou Sixun Technology Co., Ltd. (“Changzhou Sixun”) to Jiangsu New Energy, for RMB59,400,000 ($8,748,288). In this acquisition, Changzhou Sixun was set as a target company to hold 60% of the equity of Changzhou Higgs Intelligent Technologies Co., Ltd. (“Changzhou Higgs”).

The transaction constitutes a business combination for accounting purposes and is accounted for using the acquisition method under ASC 805. The Group is deemed to be the accounting acquirer. The Group completed the valuations necessary to assess the FV of the acquired assets and liabilities with the assistance from an independent valuation firm, resulting from which the amounts of goodwill were determined and recognized as of the acquisition dates.

Goodwill arising from the acquisition of Changzhou Sixun

	As of September 30,
	2024	2025
Beginning balance	$3,057,943	$1,780,569
Goodwill impairment	(1,362,441)	(1,732,454)
Foreign currency translation adjustment	85,067	(48,115)
Ending balance	$1,780,569	$-

For the years ended September 30, 2023, 2024 and 2025, the Group recognized $1,792,392, $1,362,441 and $1,732,454 impairment loss of goodwill related to the acquisition of Changzhou Sixun, respectively. As of September 30, 2024 and 2025, the carrying amount of goodwill was $1,780,569 and nil, respectively.